Expense Example - PIMCO Enhanced Short Maturity Active Exchange-Traded Fund - PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	1 Year	3 Years	5 Years	10 Years
USD ($)	36	113	197	443